Earnings per share (Details 2) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Diluted earnings per share
Profit attributable to the Parent	R$ 8,924,064	R$ 7,334,563	R$ 9,783,740
Diluted earnings per 1,000 shares (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares	R$ 1,132.44	R$ 929.03	R$ 1,235.79
Preferred shares	R$ 1,245.69	R$ 1,021.93	R$ 1,359.36
Net Profit attributable - Diluted (Brazilian Reais)
Earnings per share (Brazilian Reais)
Common shares	R$ 4,331,955	R$ 3,560,222	R$ 4,748,810
Preferred shares	R$ 4,592,109	R$ 3,774,341	R$ 5,034,930
Weighted average shares outstanding (in thousands) - Diluted
Earnings per share (Brazilian Reais)
Common shares	3,825,313	3,832,211	3,842,744
Incremental shares from stock options granted under Stock Option Plan - Units	R$ 3,257	R$ 3,656	R$ 3,585
Preferred shares	3,686,401	3,693,352	3,703,884
Incremental shares from stock options granted under Stock Option Plan - Units	R$ 3,257	R$ 3,656	R$ 3,585